Note 20 - Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

14. Related Party Transactions

On August 5, 2011, the Company signed a Stock Purchase Agreement (the “Stock Purchase Agreement”) with IMG Materials Group, LLC (“IMG”), a California limited liability company which is majority owned by Mr. Kang, a former Chief Executive Officer and Chairman of the Company, to sell all of the stock of the Company’s former Chinese subsidiary, Advanced Metals Materials (“AMM”) for $720. As part of the consideration, the Company received a $200 Promissory Note due August 5, 2012, bearing an interest rate of 8% per annum. In conjunction with the Stock Purchase Agreement, the Company also entered into a license agreement (the “IMG License Agreement”) with IMG to license certain patents and technical information for the limited purpose of manufacturing certain licensed products with the Company’s existing first generation die cast machines. The IMG License Agreement granted a non-exclusive license to certain product categories, as well as an exclusive license to specific types of consumer eyewear products and obligated IMG to pay the Company a running royalty based on its sales of licensed products through August 5, 2021. The Company recognized $0 in royalty revenues from IMG during the three and nine months ended September 30, 2013.

On December 31, 2012, IMG and the Company signed an amendment to the IMG License Agreement whereby the $200 Promissory Note from IMG along with the accrued interest of $21 was forgiven in exchange for the return of the eyewear license to the Company. The Company accounted for this transaction as an exchange of non-monetary assets and reclassified the $221 to eyewear license fee. While the Company continues to maintain an active interest in leveraging the eyewear license for prospective opportunities in the eyewear industry from both a products and licensing perspective, the Company determined that there was insufficient historical market data on the potential license applications presently available to provide a reasonable basis to fair value the license and its period of useful life. Therefore, the Company recognized a $221 impairment loss for accounting purposes for the year ended December 31, 2012.

During 2012, the Company incurred $2 in legal fees to defend Mr. Kang, as the former Representative Director of our Korean subsidiary, against allegations relating to the Company’s Korean subsidiary’s involvement in customs reporting violations in South Korea that allegedly occurred in 2007 and 2008. The Company had agreed to reimburse Mr. Kang’s legal fees incurred on this issue through December 31, 2012.

On February 1, 2012, Mr. Tony Chung, the Company’s Chief Financial Officer, converted his 10,000 shares of Series A-1 Preferred Stock into a total of 565,344 shares of the Company’s common stock, including dividends received in the form of common stock. On June 13, 2013, Mr. Chung purchased 1,324,999 shares of Company’s common stock at an average share price of $0.078.

In February 2013, Mr. Abdi Mahamedi, the Company’s Chairman, converted his 58,600 shares of Series A-1 Preferred Stock and 260,710 shares of Series A-2 Preferred Stock into a total of 10,387,883 shares of the Company’s common stock, including dividends received in the form of common stock. Mr. Mahamedi is a greater-than-5% beneficial owner of the Company.

Mr. Thomas Steipp, the Company’s Chief Executive Officer, sold an aggregate of 400,000 shares of the common stock of the Company on August 5, 2013 pursuant to a trading plan that Mr. Steipp previously adopted under SEC Rule 10b5-1 under the Securities Exchange Act of 1934, as amended. Mr. Steipp adopted the trading plan on March 22, 2013 for the purpose of providing him with funds to satisfy certain tax liabilities as a result of the vesting on August 3, 2013 of 1,200,000 shares of Company restricted common stock held by Mr. Steipp. The restricted shares were granted to Mr. Steipp in 2010 under a previously disclosed Restricted Stock Award Agreement, dated August 3, 2010, between Mr. Steipp and the Company. The trading plan also provides for the future sale of 400,000 shares of Company common stock scheduled for August 4, 2014.

In September 2013, the Company entered into Change of Control Agreements with Ricardo A. Salas, the Company’s Executive Vice President, Tony Chung, the Company’s Chief Financial Officer, and certain other executive officers who are not named executive officers of the Company for SEC reporting purposes. The Change of Control Agreements provide that if the executive officer’s employment with the Company is terminated without cause during the one-year period after a change of control of the Company, then the terminated officer will receive lump sum severance compensation in an amount equal to twelve months of his then-current base salary. Under the agreements, each of the executive officers will also be entitled to the above-described severance compensation in the event he terminates his own employment within one year after a change of control because of a salary decrease or assignment to a lower-level position. In addition, upon termination, all unvested stock options related to these officers will automatically and immediately vest and shall thereafter be exercisable in accordance with the terms and provisions of the applicable award agreements.

The Company has an exclusive license agreement with LLPG, Inc. (“LLPG”), a corporation owned principally by Jack Chitayat, a former director of the Company. Under the terms of the agreement, LLPG has the right to commercialize Liquidmetal alloys, particularly precious-metal based compositions, in jewelry and high-end luxury product markets.  The Company, in turn, will receive royalty payments over the life of the contract on all Liquidmetal products produced and sold by LLPG.    The exclusive license agreement with LLPG expires on December 31, 2021. There were no revenues recognized from product sales and licensing fees from LLPG during 2013 and 2012.

On February 27, 2013, Mr. Chitayat converted his 28,928 shares of Series A-1 Preferred Stock and 109,528 shares of Series A-2 Preferred Stock into a total of 4,626,840 shares of the Company’s common stock, including dividends received in the form of common stock. Mr. Chitayat is a greater-than-5% beneficial owner of the Company.

On January 17, 2012, February 27, 2012, March 28, 2012 and April 25, 2012, the Company issued 8% unsecured, bridge promissory notes to Visser Precision Cast, LLC that were due upon demand in the amounts of $200, $200, $350 and $300, respectively. The aggregate principal amount of $1,050 and accrued interest under the bridge promissory notes were all paid off on June 1, 2012 by utilizing a portion of the proceeds received under the financing component of the Visser MTA Agreement (see note 3). Visser is a greater-than-5% beneficial owner of the Company.

20.  Related Party Transactions

On August 1, 2010, the Company entered into an agreement with John Kang, a former Chief Executive Officer and Chairman of the Company, to provide consulting services.  The Company terminated this agreement as of July 31, 2011.  The Company incurred $0 and $210 for his services during the years ended December 31, 2012 and 2011, respectively.

On October 14, 2010, the Company signed an agreement with Innovative Materials Group, LLC (“IMG”), a California limited liability company, which is majority owned by Mr. Kang.  Under the agreement, the Company received a deposit of $520 from IMG to purchase on behalf of IMG, machinery and equipment located in China.  The transaction was based on the potential negotiation and completion of a non-exclusive license agreement with IMG under which the machinery and equipment would be transferred to IMG either directly or through the transfer of ownership of the Company’s Chinese subsidiary, Advanced Metals Materials (“AMM”), that owns the equipment.

On August 5, 2011, the Company signed a Stock Purchase Agreement (the “Stock Purchase Agreement”) with IMG to sell all of the stock of AMM for $720 (the “Purchase Price”). IMG applied the payment of the Purchase Price the $520 deposit previously paid to the Company and the $200 balance of the Purchase Price was paid in the form of a Promissory Note due August 5, 2012, bearing an interest rate of 8% per annum. In conjunction with the Stock Purchase Agreement, the Company also entered into a License Agreement (the “IMG License Agreement”) with IMG to license certain patents and technical information for the limited purpose of manufacturing certain licensed products with the Company’s existing first generation, die cast machines, as defined by the IMG License Agreement (the “Licensed Products”).  The IMG License Agreement grants a non-exclusive license to certain product categories, as well as an exclusive license to specific types of consumer eyewear products and obligates IMG to pay the Company a running royalty based on its sales of Licensed Products.  The license will expire on August 5, 2021.  The Company recognized $26 and $19 in royalty revenues from IMG during the years ended December 31, 2012 and 2011, respectively.

On December 31, 2012, IMG and the Company signed an amendment to the IMG License Agreement whereby the $200 Promissory Note from IMG along with the accrued interest of $21 was forgiven in exchange for the return of the eyewear license to the Company.  The Company accounted for this transaction as an exchange of non-monetary assets and re-classed the $221 thousand to eyewear license fee. While the Company continues to maintain an active interest in leveraging the eyewear license for prospective opportunities in the eyewear industry from both a products and licensing perspective, the Company determined that there was insufficient historical market data on the potential license applications presently available to provide a reasonable basis to fair value the license and its period of useful life. Therefore, the Company recognized a $221 thousand impairment loss for accounting purposes as of December 31, 2012.

On December 20, 2011, Rockwall Holdings, Inc., a company controlled by Mr. Kang, entered into a transaction as one of the primary investors in Liquidmetal Coatings, LLC (“LMC”), our former subsidiary (see note 15).

During the years ended December 31, 2012 and 2011, the Company incurred $2 and $154 in legal fees, respectively, to defend Mr. Kang, as the former Representative Director of our Korean subsidiary, against allegations relating to the Company’s Korean subsidiary’s involvement in customs reporting violations in South Korea that allegedly occurred in 2007 and 2008. The Company had agreed to reimburse Mr. Kang’s legal fees incurred on this issue through December 31, 2012.

In October 2009, Thomas Steipp, the Company’s President and Chief Executive Officer, Ricardo Salas, the Company’s Executive Vice President and Director, Tony Chung, the Company’s Chief Financial Officer, and Mr. Kang acquired a total of 100,000 shares of the Company’s Series A-1 Preferred Stock and warrants to purchase 2,500,000 shares of the Company’s common stock for an aggregate cash price of $495.  The Series A-1 Preferred Stock is convertible into the Company’s common stock at a conversion price of $0.10 per common share.  Furthermore, the warrants can be exercised for shares of the Company’s common stock at an exercise price of $0.49 per share and will expire on July 31, 2015. In April 2011, Mr. Steipp converted his 20,000 shares of Series A-1 Preferred Stock into a total of 1,130,688 shares of the Company’s common stock, including dividends received in the form of common stock.  In July 2011, Mr. Salas and Mr. Kang converted 50,000 and 19,000 respective shares of Series A-1 Preferred Stock into a total of 2,826,720 and 1,074,154 shares of the Company’s common stock, respectively, including dividends received in the form of common stock.  On February 1, 2012, Mr. Chung converted his 10,000 shares of Series A-1 Preferred Stock into a total of 565,344 shares of the Company’s common stock, including dividends received in the form of common stock.

The Company has an exclusive license agreement with LLPG, Inc. (“LLPG”), a corporation owned principally by Jack Chitayat, former director of the Company who ceased to be director in 2005.  Under the terms of the agreement, LLPG has the right to commercialize Liquidmetal alloys, particularly precious-metal based compositions, in jewelry and high-end luxury product markets.  The Company, in turn, will receive royalty payments over the life of the contract on all Liquidmetal products produced and sold by LLPG.    The exclusive license agreement with LLPG expires on December 31, 2021.  There were no revenues recognized from product sales and licensing fees from LLPG during the years ended December 31, 2012 and 2011.  As of December 31, 2012, Mr. Chitayat is a greater-than-5% beneficial owner of the Company.

On August 3, 2010, Tom Steipp received 6,000,000 restricted shares of the Company’s stock as part of his employment agreement with the Company.  These shares shall vest annually in 20% increments on each anniversary date of the employment agreement.  On July 27, 2011, the employment agreement was amended to defer the first anniversary vesting date from August 3, 2011 to December 15, 2011.  On July 31, 2012, the employment agreement was amended to defer the second anniversary vesting date from August 3, 2012 to December 15, 2012.

On June 1, 2012, the Company entered into a Master Transaction Agreement with Visser Precision Cast, LLC relating to a strategic transaction for manufacturing services and financing (see note 3).  As of December 31, 2012, Visser is a greater-than-5% beneficial owner of the Company.